Expense Example, No Redemption {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-12 - Fidelity® Mid Cap Value Fund	Apr. 01, 2021 USD ($)
Fidelity Mid Cap Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	795
5 Years	958
10 Years	1,429
Fidelity Mid Cap Value Fund-Class M
Expense Example, No Redemption:
1 Year	449
3 Years	660
5 Years	888
10 Years	1,543
Fidelity Mid Cap Value Fund-Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,779
Fidelity Mid Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	530
Fidelity Mid Cap Value Fund-Class Z
Expense Example, No Redemption:
1 Year	30
3 Years	93
5 Years	163
10 Years	$ 368